Taxation (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss before tax	£ (6,489)	£ (5,979)	£ (7,485)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 25% (2024: 25%; 2023: 25.52%)	(1,555)	(1,495)	(1,764)
Expenses not deductible for tax purposes	726	1,069	408
Income not taxable	(212)	(809)	(5)
Adjustment in respect of prior period	126	9	(1)
Effect of R&D relief	38	100	26
Deferred tax not recognised	1,024	894	928
Total tax credited to the income statement	£ (105)	£ (250)	£ (406)